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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-05099

                          Pioneer Money Market Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2007 through June 30, 2007


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------

                                     PIONEER
                             -----------------------
                                  CASH RESERVES
                                      FUND

                                      PMTXX
                                  Ticker Symbol


                                   Semiannual
                                     Report

                                     6/30/07


                          [LOGO] PIONEER
                                 Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                        2
Portfolio Management Discussion                                              4
Portfolio Summary                                                            7
Performance Update                                                           8
Comparing Ongoing Fund Expenses                                             10
Schedule of Investments                                                     12
Financial Statements                                                        22
Notes to Financial Statements                                               31
Trustees, Officers and Service Providers                                    37

                                                                     President's

Dear Shareowner,
--------------------------------------------------------------------------------
Staying diversified and keeping your portfolio invested in the markets are two general investment principles that have served investors well over time. Those were particularly useful guides during the past year, as U.S. and global stock and bond markets grew strongly during the period.

In the first half of 2007, U.S. equity markets proved resilient in the face of a slowing economy. The Standard & Poor's 500 Stock Index set a record high in late May and returned 7% in the first half of the year. The Dow Jones Industrial Average returned 9%, building on a five-year bull market. International developed and emerging markets equities performed even better than U.S. equities, with the MSCI EAFE (developed market) Index returning 11% and the MSCI Emerging Markets Index returning 18% in the first half of 2007.

The general U.S. bond market, as measured by the Lehman Brothers Aggregate Bond Index, returned 1% in the first half, as rising bond yields produced price declines that partially offset income earned. The high yield market, as measured by the Merrill Lynch High Yield Bond Master II Index, returned 3%, reflecting its higher yields and continuing investor confidence in the strength of the U.S. economy.

The United States has enjoyed a cyclical recovery with strong economic growth. While the growth has slowed recently, we believe that continuing growth at a moderate rate appears to be more likely than a recession. Slowing growth was due in large part to a decline in the rate of new home construction and in part to the lagging effects of rising energy and commodity prices as well as rising short-term interest rates. Slowing economic activity is also due in part to the natural maturation of the cyclical expansion as U.S. factories approach full utilization and the labor market approaches full employment. This slowdown is therefore not entirely unwelcome, as it reduces the threat of higher inflation.

The Federal Reserve Board (the Fed) continues to highlight its commitment to keeping inflationary pressures contained. This is in keeping with "best practices" among the world's central banks: low and stable inflation is believed to be the best backdrop for stable economic growth and low average unemployment over the long term. Keeping inflation low is also an important support for stock and bond valuations, and so the Fed's policy is investor-friendly.

Letter

In Europe, solid GDP growth driven by a positive operating environment for European companies, especially those that are benefiting from strong export markets for their goods and services, is driving unemployment lower and supporting growing consumption. European inflationary pressures appear to be largely under control, with the European Central bank remaining strongly vigilant. Japanese economic growth continues to make progress, and the country has become a more attractive market as deflationary problems recede. Economic growth in emerging market countries remains faster than in the developed world as they continue to "catch up." Leading the way is China, which continues its rise as a world economic power.

Looking forward, we believe that the overall climate for equity investors generally will continue to be positive, although valuations are less attractive than they were a year ago, and a correction after a period of strong performance is possible. Rising yields have depressed year-to-date bond returns, but increased the attractiveness of bonds looking forward.

Sudden swings in the markets are always to be expected. Just as staying diversified and invested are important investment principles, it is also important to pay attention to asset allocation. As always, we encourage shareholders to work closely with their financial advisor to find the mix of stocks, bonds and money market assets that is aligned to their particular risk tolerance and investment objective.


Respectfully,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Cash Reserves Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/07
--------------------------------------------------------------------------------

The U.S. Federal Reserve Board (the Fed) left the influential Fed funds rate unchanged at 5.25% during the first half of 2007, while remaining alert for any signs of a pickup in inflationary pressures. In the following discussion, Seth Roman reviews the investment environment and the strategies of the Pioneer Cash Reserves Fund during the six months ended June 30, 2007. Mr. Roman is a member of Pioneer's Fixed Income Group, which is responsible for the daily management of the Fund.

Pioneer Cash Reserves Fund invests mainly in high-quality money market instruments issued by the U.S. government and domestic corporations and banks. All holdings have the highest ratings from the two nationally recognized ratings services: A1 by Standard & Poor's Investors Services; and P1 by Moody's Investor Services. (Ratings apply to the underlying securities, not to Fund shares.)

Q:   How did the Fund perform during the six months ending June 30, 2007?

A: Pioneer Cash Reserves Fund's Class A shares had a total return of 2.32% at net asset value for the six months. During the same period, the average return among the 338 funds in Lipper's Money Market category was 2.23%. On June 30, 2007, the 7-day SEC yield on Class A shares was 4.72%. The Fund's net asset value remained stable at $1.00 throughout the period.

     Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q: What were the principal factors in the performance of the Fund during the first six months of 2007?

A: While the Fed left the Fed funds rate stable during the six months, the Fed governors made it clear that their principal concern was to contain inflationary pressures. In particular, the central bank governors indicated they were concerned that the nation's unusually low unemployment rate - approaching 4.5% of the labor force -

Pioneer Cash Reserves Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     could lead to a period of wage inflation, which in the past has led to rising inflationary pressures throughout the economy that have been difficult to reverse. If the Fed were to see evidence of a pickup in inflation, it would be more likely to raise short-term rates in an effort to contain economic growth and reduce pricing pressures.

     Early in 2007, there had been greater anticipation that the Fed might be preparing to cut short-term rates in an effort to prevent weakness in the housing industry from spreading to the overall economy. However, growth appeared to be reaccelerating in the second quarter of the year, and fewer observers believed the Fed was likely to cut rates soon.

     Given those factors, we believed the best course of action in managing the Fund was to keep the duration relatively short, within the 50-day range. (Duration is a measure of sensitivity to changes in interest rates. Portfolios with shorter durations tend to be less sensitive to the changes, while those with longer durations tend to be more sensitive.)

     With an expanding economy, we believed a relatively shorter duration would allow us to obtain higher yields in the market while still being flexible to respond if rates began to move higher. We believe that strategy made sense during a period in which the economy was growing at a "slow boil."

Q:   What is your investment outlook?

A: Against a backdrop of low unemployment and rising corporate profits, it appears unlikely that the Fed will cut short-term rates in the near future. Until the Fed concludes that inflationary pressures are contained, it may be more likely to increase rates than to cut rates. As a result, we expect to maintain the Fund's duration within the range of about 50 days until conditions change.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Fund shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Pioneer Cash Reserves Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/07                            (continued)
--------------------------------------------------------------------------------

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Cash Reserves Fund

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 6/30/07
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[The following data was represented as a pie chart in the printed material]

Temporary Cash Investments                               54.6%
U.S. Corporate Bonds                                     42.9%
Municipal Bonds                                           1.3%
Collateralized Mortgage Obligations                       1.0%
U.S. Government Securities                                0.2%


10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of debt holdings)*

 1.   BNP Paribas, Floating Rate Note, 3/26/08 (144A)                 4.36%
 2.   Rabobank U.S.A. Financial, 5.32%, 7/2/07                        3.42
 3.   Target Corp., 5.25%, 7/2/07                                     3.31
 4.   GE Capital Corp., Floating Rate Note, 10/17/07                  1.99
 5.   Danske Corp., 5.14%, 9/4/07 (144A)                              1.53
 6.   Dresdner U.S. Finance, Inc., 5.205%, 8/21/07                    1.47
 7.   Citigroup Global Markets, Floating Rate Note, 3/7/08            1.44
 8.   Citigroup, Inc., Floating Rate Note, 5/2/08                     1.22
 9.   Royal Bank of Scotland Plc, Floating Rate Note, 4/11/08 (144A)  1.16
10.   Morgan Stanley, Floating Rate Note, 11/9/07                     1.12

* This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer Cash Reserves Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/07
--------------------------------------------------------------------------------

Share Prices
--------------------------------------------------------------------------------

Net Asset Value Per Share    6/30/07   12/31/06
Class A Shares               $1.00     $1.00
Class B Shares               $1.00     $1.00
Class C Shares               $1.00     $1.00
Class R Shares               $1.00     $1.00
Class Y Shares               $1.00     $1.00

Distributions Per Share
--------------------------------------------------------------------------------

                     Income        Short-Term       Long-Term
(1/1/07 - 6/30/07)   Dividends     Capital Gains    Capital Gains
Class A Shares       $0.0230       $    -           $    -
Class B Shares       $0.0170       $    -           $    -
Class C Shares       $0.0180       $    -           $    -
Class R Shares       $0.0186       $    -           $    -
Class Y Shares       $0.0236       $    -           $    -

Yields*
--------------------------------------------------------------------------------

                     7-Day Annualized   7-Day Effective**
Class A Shares         4.72%              4.83%
Class B Shares         3.52%              3.58%
Class C Shares         3.77%              3.84%
Class R Shares         4.10%              4.18%
Class Y Shares         4.90%              5.02%

* The 7-day yields do not reflect the deduction of the contingent deferred sales charge (CDSC) for Class B (maximum 4%) and Class C (maximum 1%) shares. Please contact Pioneer to obtain the Fund's current 7-day yields.

**   Assumes daily compounding of dividends.

Pioneer Cash Reserves Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/07
--------------------------------------------------------------------------------

Expense Ratio
--------------------------------------------------------------------------------

(Per prospectus dated May 1, 2007)    Gross    Net
Class A Shares                       0.75%   0.75%
Class B Shares                       1.86%   1.86%
Class C Shares                       1.70%   1.70%
Class R Shares                       1.53%   1.53%
Class Y Shares                       0.47%   0.47%

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Pioneer has agreed to limit the Fund's expenses for any class of shares or waive a portion of its management fee to maintain a net asset value of $1.00. Under certain circumstances, this limitation may result in a 0.00% yield for one or more classes of shares. From time to time, Pioneer and its affiliates may limit the expenses of one or more classes for the purpose of increasing its yield during the period of the limitation. These expense limitation policies are voluntary and temporary and may be revised or terminated by Pioneer at any time without notice.

Performance does not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Cash Reserves Fund

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)   transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Cash Reserves Fund

Based on actual returns from January 1, 2007 through June 30, 2007

Share Class               A              B              C              R              Y
--------------------------------------------------------------------------------------------
Beginning Account     $1,000.00      $1,000.00      $1,000.00      $1,000.00      $1,000.00
Value On 1/1/07
Ending Account        $1,023.20      $1,017.20      $1,018.10      $1,018.70      $1,023.80
Value On 6/30/07
Expenses Paid         $    3.61      $    9.65      $    8.66      $    8.01      $    2.31
During Period*

* Expenses are equal to the Fund's annualized expense ratio of 0.72%, 1.93%, 1.73%, 1.60%, and 0.46% for Class A, Class B, Class C, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer Cash Reserves Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Cash Reserves Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from January 1, 2007 through June 30, 2007

Share Class               A              B              C              R              Y
--------------------------------------------------------------------------------------------
Beginning Account     $1,000.00      $1,000.00      $1,000.00      $1,000.00      $1,000.00
Value On 1/1/07
Ending Account        $1,021.22      $1,015.22      $1,016.22      $1,016.86      $1,022.51
Value On
6/30/07
Expenses Paid         $    3.61      $    9.64      $    8.65      $    8.00      $    2.31
During Period*

* Expenses are equal to the Fund's annualized expense ratio of 0.72%, 1.93%, 1.73%, 1.60%, and 0.46% for Class A, Class B, Class C, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer Cash Reserves Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/07 (unaudited)
--------------------------------------------------------------------------------

                              S&P/
Principal     Floating     Moody's
   Amount     Rate (b)     Ratings                                                           Value
                                        COLLATERALIZED MORTGAGE OBLIGATIONS - 1.0%
                                        Banks - 1.0%
                                        Thrifts & Mortgage Finance - 1.0%
$ 8,922,608   5.32         AAA/Aaa      Federal Home Loan Mortgage, Corp.,
                                          Multifamily VRD Certificate, Floating
                                          Rate Note, 1/15/42                          $  8,922,608
                                                                                      ------------
                                        TOTAL COLLATERALIZED MORTGAGE
                                        OBLIGATIONS
                                        (Cost $8,922,608)                             $  8,922,608
                                                                                      ------------
                                        CORPORATE BONDS - 42.8%
                                        Capital Goods - 3.0%
                                        Construction & Farm Machinery & Heavy Trucks - 0.0%
    100,000   5.42           A/A2       Caterpillar Financial Services, Floating
                                          Rate Note, 2/11/08                          $    100,047
                                                                                      ------------
                                        Industrial Conglomerates - 3.0%
1 8,000,000   5.45         AAA/AAA      General Electric Capital Corp.,
                                          Floating Rate Note, 10/17/07                $ 18,000,000
  9,000,000   5.41         AAA/AAA      General Electric Capital Corp.,
                                          Floating Rate Note, 1/3/08                     9,004,843
                                                                                      ------------
                                                                                      $ 27,004,843
                                                                                      ------------
                                        Total Capital Goods                           $ 27,104,890
                                                                                      ------------
                                        Banks - 17.3%
                                        Diversified Banks - 17.1%
  2,000,000   5.47          A/AA3       Banco Bilbao Vizcaya PR, Floating
                                          Rate Note, 9/21/07 (144A)                   $  2,000,673
  7,000,000   5.30          A+/AA3      Bank of Ireland, Floating Rate Note,
                                          1/18/08 (144A)                                 7,000,000
  8,675,000                 NA/AA1      Barclays Bank NY Plc, 5.41%,
                                          6/2/08                                         8,675,000
 39,500,000   5.31          AA/AA1      BNP Paribas, Floating Rate Note,
                                          3/26/08 (144A)                                39,500,019
 10,000,000   5.33         AA-/AA1      Credit Agricole, Floating Rate Note,
                                          4/23/07 (144A)                                10,000,000
  5,880,000   5.32         AAA/AAA      RaboBank Nederland, Floating Rate
                                          Note, 3/14/08                                  5,880,000
  2,710,000   5.33         AA-/AAA      Royal Bank of Canada, Floating Rate
                                          Note, 3/20/08                                  2,710,000

12  The accompanying notes are an integral part of these financial statements.

Pioneer Cash Reserves Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              S&P/
Principal     Floating     Moody's
   Amount     Rate (b)     Ratings                                                           Value
                                        Diversified Banks - (continued)
$ 9,000,000   5.29           NA/NA      Royal Bank of Canada, Floating Rate
                                          Note, 6/6/08                                $  9,000,000
 10,520,000   5.36          AA/AAA      Royal Bank of Scotland Plc, Floating
                                          Rate Note, 4/11/08 (144A)                     10,523,563
  9,000,000   5.32         AA-/AA1e     Royal Bank of Scotland Plc, Floating
                                          Rate Note, 6/6/08                              9,000,000
  6,975,000   5.38          AA-/AA1     US Bank NA, Floating Rate Note,
                                          10/1/07                                        6,976,242
  3,795,000   5.25          AA-/AA1     US Bank NA, Floating Rate Note,
                                          2/8/08                                         3,794,205
    800,000                 AA/AA3      US Bank, 6.5%, 2/1/08                              805,294
  8,920,000   5.43          AA-/AA3     Wachovia Corp., Floating Rate Note,
                                          7/20/07                                        8,920,557
  1,800,000   5.43          A+/AA3      Wachovia Corp., Floating Rate Note,
                                          11/8/07                                        1,800,633
  6,100,000   5.38          AA+/AA1     Wells Fargo & Co., Floating Rate
                                          Note, 1/2/08                                   6,103,049
  2,360,000   5.40          AA+/AA1     Wells Fargo & Co., Floating Rate
                                          Note, 3/10/08                                  2,361,230
  6,000,000   5.28          AA+/AA1     Wells Fargo & Co., Floating Rate
                                          Note, 4/18/07                                  6,000,000
  8,500,000   5.42          AA+/AA1     Wells Fargo & Co., Floating Rate
                                          Note, 9/28/07                                  8,502,162
  5,825,000   5.30          AA/AA1      Westpac Banking, Floating Rate Note,
                                          12/6/07                                        5,825,000
                                                                                      ------------
                                                                                      $155,377,627
                                                                                      ------------
                                        Regional Banks - 0.2%
  1,300,000   5.43          AA/AA3      HSBC Bank USA Floating Rate Note,
                                          9/21/07                                     $  1,300,307
    575,000   5.43          AA-/AA3     Suntrust Bank Atlanta, Floating Rate
                                          Note, 4/2/08                                     575,436
                                                                                      ------------
                                                                                      $  1,875,743
                                                                                      ------------
                                       Total Banks                                    $157,253,370
                                                                                      ------------

  The accompanying notes are an integral part of these financial statements.  13

Pioneer Cash Reserves Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/07 (unaudited)                        (continued)
--------------------------------------------------------------------------------

                              S&P/
Principal     Floating     Moody's
   Amount     Rate (b)     Ratings                                                           Value
                                        Diversified Financials - 19.3%
                                        Consumer Finance - 3.3%
$10,000,000   5.32          A+/AA3      American Express, Floating Rate
                                          Note, 3/20/08                               $ 10,000,000
  1,000,000   5.40          A+/AA3      American Express, Floating Rate
                                          Note, 11/21/07                                 1,000,385
  7,000,000   5.42          A+/AA3      American Express, Floating Rate
                                          Note, 3/5/08                                   7,000,000
  6,845,000   5.30          A+/A1       National Rural Utilities, Floating Rate
                                          Note, 7/3/08                                   6,843,222
  5,080,000   5.33           A/A2       SLM Corp., Floating Rate Note,
                                          4/18/08                                        5,080,051
                                                                                      ------------
                                                                                      $ 29,923,658
                                                                                      ------------
                                        Diversified Capital Markets - 0.3%
  2,595,000                AA-/AA1      Credit Suisse First Boston 5.4%,
                                          12/21/07                                    $  2,594,729
                                                                                      ------------
                                        Investment Banking & Brokerage - 7.1%
  4,135,000   5.50          A+/A1       Bear Stearns Co., Floating Rate Note,
                                          4/29/08                                     $  4,140,637
    500,000   5.47         AA-/AA3      Goldman Sachs Group, Inc., Floating
                                          Rate Note, 10/5/07                               500,194
    500,000   5.79         AA-/AA3      Goldman Sachs Group, Inc., Floating
                                          Rate Note, 2/26/08                               501,478
 10,000,000   5.47         AA-/AA3      Goldman Sachs Group, Inc., Floating
                                          Rate Note, 7/2/07                             10,000,042
  2,400,000   5.45          A+/WR       Goldman Sachs Group, Inc., Floating
                                          Rate Note, 9/14/07 (144A)                      2,400,608
  1,300,000   5.38          A+/A1       Lehman Brothers Holdings, Floating
                                          Rate Note, 4/2/08                              1,300,519
  8,000,000   5.30         AA-/AA3      Merrill Lynch & Co., Inc., Floating
                                          Rate Note, 3/24/08                             8,000,000
  4,400,000   5.39         AA-/AA3      Merrill Lynch & Co., Floating Rate
                                          Note, 2/14/08                                  4,401,716
 10,000,000   5.40          A+/AA3      Merrill Lynch & Co., Floating Rate
                                          Note, 4/3/08                                  10,000,000
  8,820,000   5.48          A+/AA3      Morgan Stanley, Floating Rate Note,
                                          1/18/08                                        8,827,627
 10,150,000   5.48          A+/AA3      Morgan Stanley, Floating Rate Note,
                                          11/9/07                                       10,155,607

14  The accompanying notes are an integral part of these financial statements.

Pioneer Cash Reserves Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              S&P/
Principal     Floating     Moody's
   Amount     Rate (b)     Ratings                                                           Value
                                        Investment Banking & Brokerage - (continued)
$ 4,200,000                 A+/AA3      Morgan Stanley, Floating Rate Note,
                                          7/27/07                                     $  4,200,435
                                                                                      ------------
                                                                                      $ 64,428,863
                                                                                      ------------
                                        Multi-Sector Holding - 1.0%
  8,630,000   5.29         A-1+/AA1     Syenska Handelsbanken AB, 5.29%,
                                          3/13/07                                     $  8,630,000
                                                                                      ------------
                                        Diversified Financial Services - 7.7%
  4,550,000   5.36           A/A2       Caterpillar Financial Services, Floating
                                          Rate Note, 4/17/08                          $  4,551,037
 13,000,000   5.40          AA/AA1      Citigroup Global Markets, Floating
                                          Rate Note, 3/7/08                             13,007,318
  2,815,000   5.42          AA/AA1      Citigroup Inc., Floating Rate Note,
                                          11/1/07                                        2,815,976
 11,060,000   5.41          AA/AA1      Citigroup, Inc., Floating Rate Note,
                                          5/2/08                                        11,068,524
  3,700,000   5.45          AAA/AAA     GE Capital Corp., Floating Rate Note,
                                          Extendable                                     3,700,000
  8,000,000   5.54          AA-/AAA     JP Morgan Chase & Co., Floating
                                          Rate Note, 5/15/08                             8,015,040
  6,518,000   5.42          AA-/AA3     JP Morgan Chase & Co., Floating
                                          Rate Note, 1/25/08                             6,521,899
  1,000,000   5.55          AA/AAA      JP Morgan Chase & Co., Floating
                                          Rate Note, 10/1/07                             1,000,614
  1,500,000   5.44          AA-/AA3     JP Morgan Chase & Co., Floating
                                          Rate Note, 12/2/08                             1,501,623
  7,305,000   5.79          AA/AA1      MBNA Corp., Floating Rate Note,
                                          5/5/08                                         7,332,959
 10,000,000   5.35          AAA/AAA     Toyota Motor Credit Corp., Floating
                                          Rate Note, 4/15/08                            10,002,631
                                                                                      ------------
                                                                                      $ 69,517,621
                                                                                      ------------
                                        Total Diversified Financials                  $175,094,871
                                                                                      ------------
                                        Insurance - 2.6%
                                        Life & Health Insurance - 2.3%
  8,000,000   5.43          AA/AA3      MetLife Global Funding I, Floating
                                          Rate Note, 2/28/08 (144A)                   $  8,000,467
  9,760,000   5.34          AA/AA3      MetlLife, Inc., Floating Rate Note,
                                          11/9/07                                        9,761,573

  The accompanying notes are an integral part of these financial statements.  15

Pioneer Cash Reserves Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/07 (unaudited)                        (continued)
--------------------------------------------------------------------------------

                              S&P/
Principal     Floating     Moody's
   Amount     Rate (b)     Ratings                                                           Value
                                        Life & Health Insurance - (continued)
$3,035,000    5.42          AA/AA3      MetLife, Inc., Floating Rate Note,
                                          10/5/07                                     $  3,035,603
                                                                                      ------------
                                                                                      $ 20,797,643
                                                                                      ------------
                                        Multi-Line Insurance - 0.3%
 2,950,000    5.48          A+/A1       American General Finance, Floating
                                          Rate Note, 1/18/08                          $  2,952,388
                                                                                      ------------
                                        Total Insurance                               $ 23,750,031
                                                                                      ------------
                                        Technology Hardware & Equipment - 0.6%
                                        Computer Hardware - 0.6%
 5,000,000    5.33          A+/A1       IBM Corp., Floating Rate Notes,
                                          Extendable (144A)                           $  5,000,000
                                                                                      ------------
                                        Total Technology Hardware
                                        & Equipment                                   $  5,000,000
                                                                                      ------------
                                        TOTAL CORPORATE BONDS
                                        (Cost $388,203,162)                           $388,203,162
                                                                                      ------------
                                        U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.2%
                                        Banks - 0.2%
                                        Thrifts & Mortgage Finance - 0.2%
 2,245,000                 AAA/Aaa      Federal National Mortgage
                                          Association, 5.3%, 1/8/08                   $  2,245,000
                                                                                      ------------
                                        TOTAL U.S. GOVERNMENT AGENCY
                                        OBLIGATIONS
                                        (Cost $2,245,000)                             $  2,245,000
                                                                                      ------------
                                        MUNICIPAL BONDS - 1.3%
                                        Government - 1.3%
                                        Municipal Government - 1.2%
 5,120,000    5.32         AAA/Aaa      Iowa Finance Authority Revenue,
                                          Floating Rate Note, 7/1/37                  $  5,120,000
 2,110,000    5.43          AAA/NR      Southern Ute Indian Tribe, Floating
                                          Rate Note, 1/1/27                              2,110,000
 2,860,000    5.38          AA/AA1      Texas State Tax & Revenue Antic,
                                          Floating Rate Note, 12/1/27                    2,860,000
 1,000,000    5.38          AA/AA1      Texas State Variable-Reference-
                                          Taxable, Floating Rate Note,
                                          12/1/26                                        1,000,000
                                                                                      ------------
                                                                                      $ 11,090,000
                                                                                      ------------

16  The accompanying notes are an integral part of these financial statements.

Pioneer Cash Reserves Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              S&P/
Principal     Floating     Moody's
   Amount     Rate (b)     Ratings                                                           Value
                                        Municipal Development - 0.1%
$  800,000    5.35          NR/Aa1      Nassau County NY Industrial
                                          Development, Floating Rate
                                          Note, 11/1/14                               $    800,000
                                                                                      ------------
                                        Total Government                              $ 11,890,000
                                                                                      ------------
                                        TOTAL MUNICIPAL BONDS
                                        (Cost $11,890,000)                            $ 11,890,000
                                                                                      ------------
                                        TEMPORARY CASH INVESTMENTS - 54.5%
                                        Commercial Paper - 54.5%
 8,900,000                  NR/NR       Abbey National Plc, 5.07%, 10/2/07            $  8,783,433
 1,000,000                  NR/NR       Abbey National Plc, 5.23%, 8/20/07                 992,736
 4,370,000                  NR/AA3      Abbey National Treasury Services,
                                          5.27%, 8/23/07                                 4,369,728
 6,500,000                  NR/NR       Alliance & Leicester Plc., 5.22%,
                                          8/28/07 (144A)                                 6,445,367
 7,000,000                  NR/NR       Alliance & Leicester Plc., 5.23%,
                                          11/6/07 (144A)                                 6,959,322
 8,700,000                  NR/NR       Alliance & Leicester Plc., 5.23%,
                                          8/10/07 (144A)                                 8,538,452
   500,000                  NR/NR       Alliance & Leicester Plc., 5.27%,
                                          7/19/07 (144A)                                   498,682
 8,800,000                  NR/NR       Alliance & Leicester Plc, 5.32%,
                                          9/5/07                                         8,800,000
 9,000,000                  NR/NR       Anglo Irish Bank, Inc., 5.19%, 3/4/08            8,679,518
 9,000,000                  NR/NR       Anglo Irish Bank, Inc., 5.23%, 3/5/08            8,675,740
 4,350,000                  NR/NR       Banco Bilbao Vizcaya, 5.24%,
                                          8/27/07 (144A)                                 4,313,910
 4,340,000                  NR/NR       Banco Bilbao Vizcaya, 5.25%,
                                          7/23/07 (144A)                                 4,326,076
 8,635,000                  NR/NR       Banco Bilbao Vizcaya, 5.28%,
                                          9/28/07 (144A)                                 8,522,284
 2,796,000                  NR/NR       Banco Bilbao Vizcaya, 5.29%, 7/2/07
                                          (144A)                                         2,795,589
 3,696,000                  NR/NR       Banco Bilbao Vizcaya, 5.29%,
                                          9/19/07 (144A)                                 3,652,551
 8,800,000                 AA-/Aa2      Bank of America Corp., 5.21%,
                                          8/7/07                                         8,752,879
   300,000                 AA-/Aa2      Bank of America Corp., 5.19%,
                                          7/24/07                                          298,994

  The accompanying notes are an integral part of these financial statements.  17

Pioneer Cash Reserves Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/07 (unaudited)                        (continued)
--------------------------------------------------------------------------------

                              S&P/
Principal     Floating     Moody's
   Amount     Rate (b)     Ratings                                                           Value
                                        Commercial Paper - (continued)
$ 5,230,000                 AA-/Aa2     Bank of America Corp.,
                                          5.24%, 7/5/07                               $  5,226,955
    850,000                 AA-/Aa2     Bank of America Corp.,
                                          5.25%, 7/20/07                                   849,530
    600,000                 AA-/Aa2     Bank of America Corp.,
                                          5.25%, 8/8/07                                    596,675
  9,100,000                 A+/Aa3      Bank of Ireland, 5.17%,
                                          10/12/07 (144A)                                8,965,393
  5,000,000                 A+/Aa3      Bank of Ireland, 5.23%,
                                          8/16/07 (144A)                                 4,966,554
  5,200,000                 A+/Aa3      Bank of Ireland, 5.235%,
                                          8/22/07 (144A)                                 5,160,679
  5,620,000                 A+/Aa3      Bank of Ireland, 5.25%,
                                          11/8/07 (144A)                                 5,514,088
  4,080,000                 A+/Aa3      Bank of Ireland, 5.27%,
                                          7/13/07 (144A)                                 4,072,869
  9,000,000                  NR/NR      Barclays Bank Plc, 5.3%, 7/26/07                 9,000,000
  9,000,000                 NR/AA1      Barclays Bank Plc, 5.305%, 7/27/07               9,000,000
  3,480,000                  NR/NR      Barclays U.S Funding Corp.,
                                          5.23%, 8/21/07                                 3,454,216
  4,485,000                 AA/Aa2      Caisse National Des Caisses
                                          D'eparagne Et De Prevoyance,
                                          5.31%, 7/23/07                                 4,470,446
  4,000,000                  A1/P1      Caterpillar Financial Services,
                                          5.26%, 7/12/07                                 3,993,571
  4,365,000                  NR/NR      CBA Delaware, Inc., 5.24%, 7/10/07               4,359,282
  9,000,000                  NR/NR      CBA Delaware, Inc., 5.25%, 9/28/07               8,883,188
  1,700,000                  NR/NR      CBA Delaware, Inc., 5.26%, 9/10/07               1,682,364
    584,000                  NR/NR      CBA Delaware, Inc., 5.27%, 9/4/07                  578,443
    240,000                  NR/NR      CBA Delaware, Inc., 5.28%, 7/31/07                 238,944
  9,000,000                 AA-/AA2     Credit Agricole SA, 5.305%, 11/7/07              9,000,108
  4,200,000                 AA-/AA2     Credit Agricole SA, 5.32%, 11/1/07               4,199,901
 14,000,000                A-1+/P-1     Danske Corp., 5.14%, 9/4/07 (144A)              13,870,072
  4,000,000                A-1+/P-1     Danske Corp., 5.165%,
                                          10/30/07 (144A)                                3,930,560
    325,000                A-1+/P-1     Danske Corp., 5.24%,
                                          10/12/07 (144A)                                  320,128
    500,000                A-1+/P-1     Danske Corp., 5.3%, 7/6/07 (144A)                  499,632

18  The accompanying notes are an integral part of these financial statements.

Pioneer Cash Reserves Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              S&P/
Principal     Floating     Moody's
   Amount     Rate (b)     Ratings                                                           Value
                                        Commercial Paper - (continued)
$ 8,800,000                 AA-/AA3     Depfa Bank Plc, 5.31%, 9/5/07                 $  8,800,000
  5,000,000                A-1+/P-1     Depfa Bank Plc, 5.105%,
                                          9/21/07 (144A)                                 4,941,860
  2,500,000                A-1+/P-1     Depfa Bank Plc, 5.23%,
                                          8/24/07 (144A)                                 2,480,387
  1,000,000                A-1+/P-1     Depfa Bank Plc, 5.27%,
                                          8/2/07 (144A)                                    995,316
  9,000,000                 AA-/Aa3     Depfa Bank Plc, 5.33%, 8/21/07                   9,000,000
  8,760,000                 NR/AA3      Deutsche Bank, 5.31%, 10/10/07                   8,760,000
  4,570,000                 NR/AA1      Deutsche Bank, 5.34%, 4/14/08                    4,570,000
  9,095,000                  NR/NR      Deutsche Bank, 5.37%, 10/12/07                   9,095,000
  4,295,000                  NR/NR      Deutsche Bank, 5.37%, 5/22/08                    4,295,000
  4,095,000                 NR/AA1      Deutsche Bank, 5.4%, 1/9/08                      4,095,000
  3,065,000                A-1+/P-1     Dexia Delaware LLC, 5.31%,
                                          7/30/07                                        3,051,889
  2,180,000                A-1+/P-1     Dexia Delaware LLC, 5.24%, 9/6/07                2,158,760
 13,400,000                  NR/NR      Dresdner U.S. Finance, Inc.,
                                          5.205%, 8/21/07                               13,301,192
  6,575,000                  NR/NR      DZ Bank AG Grand Cayman,
                                          5.24%, 9/12/07                                 6,505,137
  6,000,000                  NR/NR      DZ Bank AG Grand Cayman,
                                          5.27%, 5/24/07                                 5,979,798
  4,395,000                  NR/NR      DZ Bank AG Grand Cayman,
                                          5.27%, 7/6/07                                  4,391,783
    905,000                  NR/NR      DZ Bank AG Grand Cayman,
                                          5.27%, 9/7/07                                    895,991
  4,200,000                 A-1/AA3     Fortis Bank New York,
                                          5.305%, 2/19/08                                4,200,131
  4,300,000                A-1+/P-1     Fortis Banque Luxemburg,
                                          5.23%, 8/9/07                                  4,275,637
  5,000,000                 AA/Aa2      HBOS Treasury Services
                                          5.42%, 6/18/08                                 4,998,617
  9,000,000                 AA/Aa2      HBOS Treasury Services Plc,
                                          5.22%, 7/26/07                                 8,967,344
  6,900,000                 AA/Aa2      HBOS Treasury Services Plc,
                                          5.22%, 7/3/07                                  6,897,999
    220,000                 AA/Aa2      HBOS Treasury Services Plc,
                                          5.28%, 8/27/07                                   218,160

  The accompanying notes are an integral part of these financial statements.  19

Pioneer Cash Reserves Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/07 (unaudited)                        (continued)
--------------------------------------------------------------------------------

                              S&P/
Principal     Floating     Moody's
   Amount     Rate (b)     Ratings                                                           Value
                                        Commercial Paper - (continued)
$ 2,570,000                  NR/NR      ING Funding LLC, 5.28%, 7/31/07               $  2,558,692
  5,000,000                  NR/NR      JP Morgan, 5.23%, 8/20/07                        4,963,681
  4,820,000                  NR/NR      Landesbank Baden-Wurttemberg,
                                          5.27%, 9/26/07                                 4,758,613
  4,830,000                  NR/NR      Nordea North America, Inc.,
                                          5.235%, 7/13/07                                4,821,742
  1,148,000                  NA/NA      NYSE Euronext, 5.29%, 8/17/07                    1,140,071
 31,000,000                A-1+/P-1     Rabobank U.S.A. Financial,
                                          5.32%, 7/2/07                                 30,995,419
  5,000,000                  NR/NR      Societe Generale North America,
                                          5.175%, 10/16/07                               4,923,094
    185,000                  NR/NR      Societe Generale North America,
                                          5.31%, 8/6/07                                    184,018
  4,400,000                  NR/NR      Societe Generale North America,
                                          5.155%, 11/14/07                               4,314,313
  9,000,000                  NR/NR      Societe Generale North America,
                                          5.165%, 11/7/07                                8,833,429
  1,503,000                  NR/NR      Societe Generale North America,
                                          5.23%, 11/9/07                                 1,474,396
  7,110,000                  NR/NR      Societe Generale North America,
                                          5.235%, 11/5/07                                6,979,775
  5,770,000                  NR/NR      Societe Generale North America,
                                          5.25%, 9/4/07                                  5,715,305
  4,370,000                 AA-/Aa1     Svenska Handelsbank,
                                          5.23%, 7/10/07                                 4,364,286
 30,000,000                  A+/A1      Target Corp., 5.25%, 7/2/07                     29,995,625
  5,000,000                  NR/NR      UBS Finance LLC, 5.165%, 10/9/07                 4,928,264
  4,300,000                  NR/NR      UBS Finance LLC, 5.23%, 7/6/07                   4,296,876
    300,000                  NR/NR      UBS Finance LLC, 5.27%, 8/1/07                     298,639
  4,000,000                  NR/NR      UBS Finance LLC, 5.19%, 8/10/07                  3,976,934
  4,380,000                  NR/NR      UBS Finance LLC, 5.235%, 7/19/07                 4,368,557
    385,000                  NR/NR      UBS Finance LLC, 5.29%, 9/4/07                     381,338
  1,000,000                  NR/NR      UBS Finance LLC, 5.3%, 7/16/07                     997,792
    582,000                  NR/NR      UBS Finance LLC, 5.31%, 8/3/07                     579,194
  4,390,000                  NR/NR      Westpac Banking Corp., 5.215%,
                                          7/11/07 (144A)                                 4,383,641
  2,824,000                  NR/NR      Westpac Banking Corp., 5.22%,
                                          9/10/07 (144A)                                 2,794,927

20  The accompanying notes are an integral part of these financial statements.

Pioneer Cash Reserves Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              S&P/
Principal     Floating     Moody's
   Amount     Rate (b)     Ratings                                                           Value
                                        Commercial Paper - (continued)
$ 6,580,000                NR/NR        Westpac Banking Corp., 5.24%,
                                          8/7/07 (144A)                               $  6,544,564
  3,720,000                NR/NR        Westpac Banking Corp., 5.28%,
                                          7/27/07 (144A)                                 3,705,815
  9,250,000                NR/NR        Westpac Banking Corp., 5.3%,
                                          8/16/07 (144A)                                 9,188,615
    760,000                NR/NR        Westpac Banking Corp., 5.3%,
                                          7/12/07 (144A)                                   758,769
                                                                                      ------------
                                                                                      $494,340,244
                                                                                      ------------
                                        TOTAL TEMPORARY CASH
                                        INVESTMENTS
                                        (Cost $494,340,244)                           $494,340,244
                                                                                      ------------
                                        TOTAL INVESTMENT IN
                                        SECURITIES - 99.9%
                                        (Cost $905,601,014) (a)                       $905,601,014
                                                                                      ------------
                                        OTHER ASSETS
                                        AND LIABILITIES - 0.1%                        $  1,340,391
                                                                                      ------------
                                        TOTAL NET ASSETS - 100.0%                     $906,941,405
                                                                                      ============

NR       Not rated by either S&P or Moody's

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2007, the value of these securities amounted to $213,571,432 or 23.55% of net assets.

(a) At June 30, 2007, cost for federal income tax purposes was $905,601,014.

(b) Debt obligation with a variable interest rate. Rate shown is rate at period end

  The accompanying notes are an integral part of these financial statements.  21

Pioneer Cash Reserves Fund

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 6/30/07 (unaudited)
--------------------------------------------------------------------------------


ASSETS:
  Investment in securities (cost $905,601,014)                    $ 905,601,014
  Receivables -
    Fund shares sold                                                    243,474
    Dividends, interest and foreign taxes withheld                    3,778,228
  Other                                                                 110,814
                                                                  -------------
     Total assets                                                 $ 909,733,530
                                                                  -------------
LIABILITIES:
  Payables -
    Fund shares repurchased                                       $   1,729,675
    Dividends                                                           551,158
  Due to affiliates                                                     376,240
  Due to Bank                                                            43,073
  Accrued expenses                                                       91,979
                                                                  -------------
     Total liabilities                                            $   2,792,125
                                                                  -------------
NET ASSETS:
  Paid-in capital                                                 $ 907,123,610
  Distributions in excess of net investment income                       (1,357)
  Accumulated net realized loss on investments                         (180,848)
                                                                  -------------
     Total net assets                                             $ 906,941,405
                                                                  =============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $728,960,516/729,201,030 shares)              $        1.00
                                                                  =============
  Class B (based on $37,237,764/37,207,339 shares)                $        1.00
                                                                  =============
  Class C (based on $74,502,156/74,495,721 shares)                $        1.00
                                                                  =============
  Class R (based on $1,340,506/1,340,681 shares)                  $        1.00
                                                                  =============
  Class Y (based on $64,900,463/64,876,128 shares)                $        1.00
                                                                  =============

22  The accompanying notes are an integral part of these financial statements.

Pioneer Cash Reserves Fund

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 6/30/07

INVESTMENT INCOME:
  Interest                                               $23,394,196
                                                         -----------
     Total investment income                                               $23,394,196
                                                                           -----------
EXPENSES:
  Management fees                                        $ 1,738,489
  Transfer agent fees and expenses
    Class A                                                  483,119
    Class B                                                   83,563
    Class C                                                   64,644
    Class R                                                    2,990
    Class Y                                                    1,065
  Distribution fees
    Class A                                                  486,888
    Class B                                                  167,113
    Class C                                                  226,873
    Class R                                                    2,018
  Administrative reimbursements                               96,711
  Custodian fees                                              18,232
  Registration fees                                           34,799
  Professional fees                                           33,716
  Printing expense                                             1,608
  Fees and expenses of nonaffiliated trustees                  8,960
  Miscellaneous                                               41,144
                                                         -----------
     Total expenses                                                        $ 3,491,932
     Less fees paid indirectly                                                 (25,196)
                                                                           -----------
     Net expenses                                                          $ 3,466,736
                                                                           -----------
       Net investment income                                               $19,927,460
                                                                           -----------
NET REALIZED LOSS ON INVESTMENTS
  Net realized loss on investments                                         $   (92,714)
                                                                           -----------
  Net increase in net assets resulting from operations                     $19,834,746
                                                                           ===========

  The accompanying notes are an integral part of these financial statements.  23

Pioneer Cash Reserves Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 6/30/07 and the Year Ended 12/31/06, respectively

                                                        Six Months
                                                          Ended
                                                         6/30/07            Year Ended
                                                       (unaudited)           12/31/06

FROM OPERATIONS:
Net investment income                              $    19,927,460    $    37,246,678
Net realized gain (loss) on investments                    (92,714)                44
                                                   ---------------    ---------------
    Net increase in net assets resulting
     from operations                               $    19,834,746    $    37,246,722
                                                   ---------------    ---------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.0230 and $0.0429 per share,
     respectively)                                 $   (16,680,611)   $   (27,942,500)
    Class B ($0.0170 and $0.0316 per share,
     respectively)                                        (577,901)        (1,411,137)
    Class C ($0.0180 and $0.0327 per share,
     respectively)                                        (832,140)        (1,859,429)
    Investor Class ($0.00 and $0.0413 per share,
     respectively)                                               -         (2,525,901)
    Class R ($0.0186 and $0.0382 per share,
     respectively)                                         (15,330)           (48,544)
    Class Y ($0.0236 and $0.0457 per share,
     respectively)                                      (1,822,835)        (3,924,949)
                                                   ---------------    ---------------
     Total distributions to shareowners            $   (19,928,817)   $   (37,712,460)
                                                   ---------------    ---------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                   $ 1,154,983,645    $ 1,348,907,844
Reinvestment of distributions                           16,516,926         31,457,400
Cost of shares repurchased                          (1,138,763,461)    (1,348,517,935)
                                                   ---------------    ---------------
    Net increase in net assets resulting from
     Fund share transactions                       $    32,737,110    $    31,847,309
                                                   ---------------    ---------------
    Net increase in net assets                     $    32,643,039    $    31,781,571
NET ASSETS:
Beginning of period                                    874,298,366        842,516,795
                                                   ---------------    ---------------
End of period                                      $   906,941,405    $   874,298,366
                                                   ===============    ===============
Distributions in excess of net investment income   $        (1,357)   $             -
                                                   ===============    ===============

24  The accompanying notes are an integral part of these financial statements.

Pioneer Cash Reserves Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                    '07 Shares        '07 Amount        '06 Shares        '06 Amount
                                   (unaudited)       (unaudited)
CLASS A
Shares sold                         904,929,987    $  904,929,987       895,842,603    $  895,842,609
Conversion of
  Investor Class shares                       -                 -        47,727,976        47,723,806
Reinvestment of distributions        15,095,504        15,095,504        26,537,726        26,537,726
Less shares repurchased            (899,089,363)     (899,089,364)     (833,370,035)     (833,369,747)
                                   ------------    --------------      ------------    --------------
    Net increase                     20,936,128    $   20,936,127       136,738,270    $  136,734,394
                                   ============    ==============      ============    ==============
CLASS B
Shares sold                          21,330,236    $   21,330,236        51,251,145    $   51,251,145
Reinvestment of distributions           516,274           516,274         1,224,496         1,224,496
Less shares repurchased             (18,421,714)      (18,421,715)      (60,030,424)      (60,030,427)
                                   ------------    --------------      ------------    --------------
    Net increase (decrease)           3,424,796    $    3,424,795        (7,554,783)   $   (7,554,786)
                                   ============    ==============      ============    ==============
CLASS C
Shares sold                          72,998,148    $   72,998,148       103,142,324    $  103,142,324
Reinvestment of distributions           845,249           845,249         1,586,267         1,586,267
Less shares repurchased             (54,243,585)      (54,243,704)     (106,563,120)     (106,563,122)
                                   ------------    --------------      ------------    --------------
    Net increase (decrease)          19,599,812    $   19,599,693        (1,834,529)   $   (1,834,531)
                                   ============    ==============      ============    ==============
INVESTOR CLASS
Shares sold                                   -    $            -             9,536    $        9,536
Reinvestment of distributions                 -                 -         1,969,976         1,969,976
Shares converted to Class A                   -                 -       (47,727,976)      (47,723,806)
Less shares repurchased                       -                 -       (10,378,412)      (10,378,426)
                                   ------------    --------------      ------------    --------------
    Net decrease                              -    $            -       (56,126,876)   $  (56,122,720)
                                   ============    ==============      ============    ==============
CLASS R
Shares sold                             800,324    $      800,324         3,162,513    $    3,162,513
Reinvestment of distributions            16,474            16,474            46,846            46,846
Less shares repurchased                (223,190)         (223,190)       (3,277,567)       (3,277,566)
                                   ------------    --------------      ------------    --------------
    Net increase (decrease)             593,608    $      593,608           (68,208)   $      (68,207)
                                   ============    ==============      ============    ==============
CLASS Y
Shares sold                         154,924,950    $  154,924,950       295,499,717    $  295,499,717
Reinvestment of distributions            43,425            43,425            92,089            92,089
Less shares repurchased            (166,785,488)     (166,785,488)     (334,898,647)     (334,898,647)
                                   ------------    --------------      ------------    --------------
    Net decrease                    (11,817,113)   $  (11,817,113)      (39,306,841)   $  (39,306,841)
                                   ============    ==============      ============    ==============

  The accompanying notes are an integral part of these financial statements.  25

Pioneer Cash Reserves Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                               Six Months
                                                 Ended
                                                6/30/07       Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                              (unaudited)      12/31/06      12/31/05      12/31/04      12/31/03      12/31/02
CLASS A
Net asset value, beginning of period           $    1.00       $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
                                               ---------       ---------     ---------     ---------     ---------     ---------
Increase from investment operations:
 Net investment income                         $   0.023       $   0.043     $   0.023     $   0.005     $   0.003     $    0.01
                                               ---------       ---------     ---------     ---------     ---------     ---------
Distributions to shareowners:
 Net investment income                         $  (0.023)      $  (0.043)    $  (0.023)    $  (0.005)    $  (0.003)    $   (0.01)
                                               ---------       ---------     ---------     ---------     ---------     ---------
Net asset value, end of period                 $    1.00       $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
                                               =========       =========     =========     =========     =========     =========
Total return*                                       2.32%           4.38%         2.37%         0.45%         0.26%         1.15%
Ratio of net expenses to average net assets+        0.73%**         0.75%         0.83%         0.93%         1.00%         0.76%
Ratio of net investment income to average
 net assets+                                        4.65%**         4.33%         2.62%         0.45%         0.26%         1.18%
Net assets, end of period (in thousands)       $ 728,961       $ 708,103     $ 571,418     $ 192,860     $ 227,052     $ 268,861
Ratios with no reductions for fees paid
 indirectly:
 Net expenses                                       0.73%**         0.75%         0.83%         0.93%         1.06%         0.93%
 Net investment income                              4.65%**         4.33%         2.62%         0.45%         0.20%         1.01%
Ratios with reductions for fees paid
 indirectly:
 Net expenses                                       0.72%**         0.75%         0.83%         0.93%         0.99%         0.75%
 Net investment income                              4.66%**         4.33%         2.62%         0.45%         0.27%         1.19%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratio with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Cash Reserves Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                               Six Months
                                                 Ended
                                                6/30/07       Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                              (unaudited)      12/31/06      12/31/05      12/31/04      12/31/03      12/31/02
CLASS B
Net asset value, beginning of period           $    1.00       $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
                                               ---------       ---------     ---------     ---------     ---------     ---------
Increase from investment operations:
 Net investment income                         $   0.017       $   0.032     $   0.013     $   0.001     $   0.001     $   0.003
                                               ---------       ---------     ---------     ---------     ---------     ---------
Distributions to shareowners:
 Net investment income                         $  (0.017)      $  (0.032)    $  (0.013)    $  (0.001)    $  (0.001)    $  (0.003)
                                               ---------       ---------     ---------     ---------     ---------     ---------
Net asset value, end of period                 $    1.00       $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
                                               =========       =========     =========     =========     =========     =========
Total return*                                       1.72%           3.21%         1.33%         0.06%         0.05%         0.33%
Ratio of net expenses to average net assets+        1.95%**         1.87%         1.90%         1.33%         1.21%         1.59%
Ratio of net investment income to
 average net assets+                                3.43%**         3.22%         1.33%         0.06%         0.05%         0.31%
Net assets, end of period (in thousands)       $  37,238       $  33,817     $  41,375     $  46,559     $  59,059     $  84,901
Ratios with no reductions for fees paid
 indirectly:
 Net expenses                                       1.95%**         1.87%         1.90%         1.81%         1.87%         1.81%
 Net investment income                              3.43%**         3.22%         1.33%        (0.43)%       (0.61)%        0.09%
Ratios with reductions for fees paid
 indirectly:
 Net expenses                                       1.93%**         1.86%         1.90%         1.33%         1.21%         1.58%
 Net investment income                              3.45%**         3.23%         1.33%         0.06%         0.05%         0.32%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratio with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Cash Reserves Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                               Six Months
                                                 Ended
                                                6/30/07       Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                              (unaudited)      12/31/06      12/31/05      12/31/04      12/31/03      12/31/02
CLASS C
Net asset value, beginning of period           $    1.00       $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
                                               ---------       ---------     ---------     ---------     ---------     ---------
Increase from investment operations:
 Net investment income                         $   0.018       $   0.033     $   0.015     $   0.001     $   0.001     $   0.003
                                               ---------       ---------     ---------     ---------     ---------     ---------
Distributions to shareowners:
 Net investment income                         $  (0.018)      $  (0.033)    $  (0.015)    $  (0.001)    $  (0.001)    $  (0.003)
                                               ---------       ---------     ---------     ---------     ---------     ---------
Net asset value, end of period                 $    1.00       $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
                                               =========       =========     =========     =========     =========     =========
Total return*                                       1.81%           3.33%         1.48%         0.06%         0.05%         0.28%
Ratio of net expenses to average net assets+        1.74%**         1.71%         1.71%         1.33%         1.19%         1.64%
Ratio of net investment income to
 average net assets+                                3.66%**         3.48%         1.54%         0.06%         0.05%         0.27%
Net assets, end of period (in thousands)       $  74,502       $  54,906     $  56,745     $  34,413     $  32,216     $  33,633
Ratios with no reductions for fees paid
 indirectly:
 Net expenses                                       1.74%**         1.71%         1.71%         1.70%         1.86%         1.88%
 Net investment income                              3.66%**         3.45%         1.54%        (0.31)%       (0.62)%        0.02%
Ratios with reductions for fees paid
 indirectly:
 Net expenses                                       1.73%**         1.70%         1.71%         1.33%         1.19%         1.62%
 Net investment income                              3.67%**         3.48%         1.54%         0.06%         0.05%         0.28%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratio with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Cash Reserves Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                         Six Months
                                                           Ended                                                4/1/03 (a)
                                                          6/30/07      Year Ended   Year Ended   Year Ended         to
                                                        (unaudited)     12/31/06     12/31/05     12/31/04       12/31/03
CLASS R
Net asset value, beginning of period                      $  1.00       $   1.00     $   1.00     $   1.00       $   1.00
                                                          -------       --------     --------     --------       --------
Increase from investment operations:
 Net investment income                                    $ 0.019       $  0.038     $  0.019     $  0.003       $  0.001
                                                          -------       --------     --------     --------       --------
Distributions to shareowners:
 Net investment income                                    $(0.019)      $ (0.038)    $ (0.019)    $ (0.003)      $ (0.000)(b)
                                                          -------       --------     --------     --------       --------
Net asset value, end of period                            $  1.00       $   1.00     $   1.00     $   1.00       $   1.00
                                                          =======       ========     ========     ========       ========
Total return*                                                1.87%          3.90%        1.96%        0.26%          0.01%(c)
Ratio of net expenses to average net assets+                 1.61%**        1.19%        1.29%        1.12%          0.91%**
Ratio of net investment income to average net assets+        3.78%**        3.93%        2.05%        0.31%          0.03%**
Net assets, end of period (in thousands)                  $ 1,341       $    747     $    815     $    319       $    209
Ratios with no reductions for fees paid indirectly:
 Net expenses                                                1.61%**        1.53%        1.31%        1.14%          0.99%**
 Net investment income                                       3.78%**        3.59%        2.02%        0.29%         (0.05)%**
Ratios with reductions for fees paid indirectly:
 Net expenses                                                1.60%**        1.19%        1.29%        1.12%          0.91%**
 Net investment income                                       3.79%**        3.93%        2.05%        0.31%          0.03%**

(a)  Class R shares were first publicly offered on April 1, 2003.
(b)  Amount rounds to less than $0.01 cent per share.
(c)  Not annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at each end of each period.
**   Annualized.
+    Ratio with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Cash Reserves Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                           Six Months
                                                             Ended                        9/23/05 (b)
                                                            6/30/07        Year Ended          to
                                                          (unaudited)       12/31/06        12/31/05
CLASS Y
Net asset value, beginning of period                        $ 1.000         $  1.000         $ 1.000
                                                            -------         --------         -------
Increase from investment operations:
 Net investment income                                      $ 0.024         $  0.046         $ 0.009
                                                            -------         --------         -------
Distributions to shareowners:
 Net investment income                                      $(0.024)        $ (0.046)        $(0.009)
                                                            -------         --------         -------
Net asset value, end of period                              $  1.00         $   1.00         $  1.00
                                                            =======         ========         =======
Total return*                                                  2.38%            4.67%           2.44%(a)
Ratio of net expenses to average net assets+                   0.46%**          0.47%           0.44%**
Ratio of net investment income to average net assets+          4.92%**          4.54%           3.46%**
Portfolio turnover rate
Net assets, end of period (in thousands)                    $64,900         $ 76,726         $116,039
Ratios with no reductions for fees paid indirectly:
 Net expenses                                                  0.46%**          0.47%           0.44%**
 Net investment income                                         4.92%**          4.54%           3.45%**
Ratios with reduction for fees paid indirectly:
 Net expenses                                                  0.46%**          0.47%           0.44%**
 Net investment income                                         4.92%**          4.54%           3.46%**

(a)  Not annualized.
(b)  Class Y shares were first publicly offered on September 23, 2005.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at each end of each period.
**   Annualized.
+    Ratio with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Cash Reserves Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/07 (unaudited)
--------------------------------------------------------------------------------

1.   Organization and Significant Accounting Policies

Pioneer Cash Reserves Fund (the Fund), a series of Pioneer Money Market Trust, is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to provide high current income, preservation of capital and liquidity through investments in high quality short-term securities.

The Trustees have authorized the issuance of five classes of shares of the Fund. The Fund offers five classes of shares designated as - Class A, Class B, Class C, Class R and Class Y shares. Class R shares and Class Y shares were first publicly offered on April 1, 2003 and September 23, 2005, respectively. As planned, on December 10, 2006 Investor Class shares converted to Class A shares. Each class of shares represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, Class C and Class R shareowners, respectively. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting periods. Actual results could differ from those estimates.

Information regarding the Fund's principal risks is contained in the Fund's prospectus. Please refer to those documents when considering the Fund's risks. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and industry sectors.

Pioneer Cash Reserves Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/07 (unaudited)                  (continued)
--------------------------------------------------------------------------------

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. Securities are valued at amortized cost, which approximates fair market value. Investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis.

B.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

     The tax character of current year distributions payable will be determined at the end of the current fiscal year. The tax character of distributions paid during the year ended December 31, 2006 was as follows:

--------------------------------------------------------------------------------
                                                            2006
--------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                                           $37,312,460
                                                          -----------
  Total                                                   $37,312,460
                                                          ===========
--------------------------------------------------------------------------------

Pioneer Cash Reserves Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     The following shows the components of distributed earnings on a federal income tax basis at December 31, 2006.

--------------------------------------------------------------------------------
                                                            2006
--------------------------------------------------------------------------------
Capital loss carryforward                                 $ (88,134)
                                                          ---------
  Total                                                   $ (88,134)
                                                          =========
--------------------------------------------------------------------------------

C.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends.

D.   Class Allocations

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C and Class R shares of the Fund, respectively (see Note 4). Class Y shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on their respective percentage of adjusted net assets at the beginning of the day. Distributions to shareowners are recorded as of the ex-dividend date.

     Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that each class of shares can bear different transfer agent and distribution fees.

Pioneer Cash Reserves Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/07 (unaudited)                  (continued)
--------------------------------------------------------------------------------

E.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2.   Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), manages the Fund's portfolio. Effective January 1, 2006, management fees are calculated daily at the annual rate of 0.40% of the fund's average net daily net assets up to $1 billion and 0.35% on assets over $1 billion. Prior to January 1, 2006, management fees were calculated daily at the annual rate of 0.40% of the Fund's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At June 30, 2007, $20,746 was payable to PIM related to management fees, administrative fees and certain other services and is included in due to affiliates.

PIM has agreed to limit the fund's expenses for any class of shares or waive a portion of its management fee to maintain a net asset value of $1.00. Under certain circumstances, this limitation may result in a 0.00% yield for one or more classes of shares. From time to time, PIM and its affiliates may limit the expenses of one or more classes for the purpose of increasing its yield during the period of the limitation. These expense limitation policies are voluntary and temporary and may be revised or terminated by PIM at any time without notice.

Pioneer Cash Reserves Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

3.   Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $343,545 in transfer agent fees payable to PIMSS at June 30, 2007.

4.   Distribution and Service Plans

The Fund adopted Plans of Distribution with respect to Class A, Class B, Class C and Class R Shares (Class A Plan, Class B Plan, Class C Plan and Class R Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays Pioneer Funds Distributor, Inc. (PFD), its principal underwriter and a wholly owned indirect subsidiary of UniCredito Italiano, a service fee of up to 0.15% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares as compensation for distribution services. Included in due to affiliates is $11,949 in distribution fees payable to PFD at June 30, 2007. The Fund also has adopted a separate service plan for Class R shares (Service Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations who agree to provide certain services to plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of Class B and Class C shares may be subject to a contingent deferred sales charge (CDSC). Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased prior to December 1, 2004, remain subject to the CDSC in effect at the time those shares were purchased. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%.

Pioneer Cash Reserves Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/07 (unaudited)                  (continued)
--------------------------------------------------------------------------------

Proceeds from the CDSCs are paid to PFD. For the six months ended June 30, 2007, CDSCs in the amount of $99,371 were paid to PFD.

5.   Expense Offsets

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses, due to interest earned on cash held by PIMSS. For the six months ended June 30, 2007, the Fund's expenses were reduced by $25,196 under such arrangements.

6.   New Pronouncements

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Pioneer Cash Reserves Fund

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                 Officers
John F. Cogan, Jr., Chairman             John F. Cogan, Jr., President
David R. Bock                            Daniel K. Kingsbury, Executive
Mary K. Bush                               Vice President
Margaret B.W. Graham                     Vincent Nave, Treasurer
Thomas J. Perna                          Dorothy E. Bourassa, Secretary
Marguerite A. Piret
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.


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HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                             1-800-225-4321

Retirement plans information                                     1-800-622-0176

Telecommunications Device for the Deaf (TDD)                     1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                1-800-225-4240

Our internet e-mail address                  ask.pioneer@pioneerinvestments.com
 (for general questions about Pioneer only)

Visit our web site:                                  www.pioneerinvestments.com

Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A


(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.


N/A


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

N/A


Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Money Market Trust


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 29, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 29, 2007


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date August 29, 2007

* Print the name and title of each signing officer under his or her signature.